Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (CAP) and PPL’s performance for our NEOs, including our principal executive officer. CAP is defined by the SEC and is not used by the Compensation Committee in its pay-for-performance assessments. See the Compensation Discussion and Analysis section for a discussion of PPL’s compensation philosophy, practices and programs.
PPL’s executive compensation programs are structured to promote a strong pay for performance culture. As noted in the CD&A, 85% of the CEO’s 2022 target compensation was “at-risk” and 72% was performance based. In June 2020, William H. Spence retired from his position as CEO, therefore he is included in the Pay versus Performance Tables as our former CEO. Mr. Sorgi was promoted to the position of President and CEO effective June 1, 2020.
In 2021, PPL reported GAAP Net Income losses for the year that were non-cash in nature and primarily related to the sale of the U.K. utility business in June 2021 and certain tax changes in the U.K. Excluding the accounting effect of these one-time events, PPL’s operating businesses and PPL on a consolidated basis had strong financial and operational performance in 2021.
Based on our approach to align executive pay closely with performance, PPL’s CAP is directionally aligned with PPL’s Corporate EPS, total shareowner return (TSR), and return on equity. For example, PPL’s TSR declined by approximately 5% over the three-year measurement period, while CEO CAP (relative to Summary Compensation Table disclosure) declined by approximately 10% overall over this three-year period. See the table below for more details followed by a description of the relationship between CAP and select performance metrics.
Pay Versus Performance Table

Year	SCT Total for CEO (1)	Comp Actually Paid to CEO (1)(5)	SCT Total for Former CEO (2)	Comp Actually Paid to Former CEO (2)(5)	Average SCT total for Non- CEO NEOs (3)	Average Comp Actually Paid to Non-CEO NEOs (3)(5)	Value of initial fixed $100 investment based on:		Net Income (millions)	Corporate EPS (6)
							Company TSR	Peer TSR (4)
2022	$9,146,575	$9,088,623			$2,706,259	$2,888,926	$95	$117	$ 756	$1.41
2021	11,356,481	11,504,637			3,976,822	3,779,539	94	116	-1,480	1.02
2020	7,774,443	5,057,638	$9,926,113	$569,444	3,743,503	1,635,344	84	99	1,469	2.49
Current CEO Compensation Reconciliation Footnotes

(1)
SCT Totals and CAP Totals for CEO include Mr. Sorgi, President and Chief Executive
Of
ficer. A reconciliation of total compensation from the Summary Compensation Table to CAP for our CEO is provided in the following tables:

Year	SCT Total for CEO	Total Equity Adjustment	Total Pension Benefit Adjustment	CAP Total for CEO	Total Adjustment	Equity Driven	Pension Driven
2022	$9,146,575	$-129,755	$71,803	$9,088,623	$-57,952	64%	36%
2021	11,356,481	1,778,997	-1,630,841	11,504,637	148,156	52%	48%
2020	7,774,443	-1,160,073	-1,556,732	5,057,638	-2,716,805	43%	57%
The following provides the adjustments for equity compensation:

Year	SCT Total	SCT Equity Total	Fair Value of Equity Granted during FY at FYE	Change in Value of Prior Awards Unvested at FYE	Change in Value of Prior Awards Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2022	$9,146,575	$5,926,933	$6,576,826	$-222,115	$-557,533	$5,797,178	$-129,755
2021	11,356,481	5,111,866	6,926,098	120,260	-155,495	6,890,863	1,778,997
2020	7,774,443	3,514,187	3,653,495	-820,292	-479,089	2,354,114	-1,160,073

The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	SCT Change in Pension Value	CAP Pension Service Cost	Total Pension Benefit Adjustment
2022	$9,146,575	$ 0	$ 71,803	$71,803
2021	11,356,481	2,361,092	730,251	-1,630,841
2020	7,774,443	1,940,207	383,475	-1,556,732
Former CEO Compensation Reconciliation Footnotes

(2)
SCT Totals and CAP Totals for Former CEO include Mr. Spence, Former Chief Executive Officer. A reconciliation of total compensation from the Summary Compensation Table to CAP for our Former CEO is provided in the following tables:

Year	SCT Total for Former CEO	Total Equity Adjustment	Total Pension Benefit Adjustment	CAP Total for Former CEO	Total Adjustment	Equity Driven	Pension Driven
2022
2021
2020	$9,926,113	$-7,744,198	$-1,612,471	$569,444	$-9,356,669	83%	17%
The following provides the adjustments for equity compensation:

Year	SCT Total	SCT Equity Total	Fair Value of Equity Granted during FY at FYE	Change in Value of Prior Awards Unvested at FYE	Change in Value of Prior Awards Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2022
2021
2020	$9,926,113	$5,707,265	$3,054,993	$-2,565,682	$-2,526,244	$-2,036,933	$-7,744,198
The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	SCT Change in Pension Value	CAP Pension Service Cost	Total Pension Benefit Adjustment
2022
2021
2020	$9,926,113	$2,572,270	$959,799	$-1,612,471
Non-CEO NEO Compensation Reconciliati
on
Footnotes

(3)
Average SCT Totals and Average CAP Totals for Non-CEO NEOs include Messrs. Bergstein, Thompson, Dudkin and Ms. Raphael for 2020; Messrs. Bergstein, Dudkin, Thompson, Swift and Ms. Stark for 2021; and Messrs. Bergstein, Dudkin, Crockett and Ms. Stark for 2022.

Year	SCT Total for Non- CEO NEOs	Total Equity Adjustment	Total Pension Benefit Adjustment	CAP Total for CEO	Total Adjustment	Equity Driven	Pension Driven
2022	$2,706,259	$ 23,558	$ 159,109	$2,888,926	$ 182,667	13%	87%
2021	3,976,822	253,256	-450,539	3,779,539	-197,283	36%	64%
2020	3,743,503	-812,826	-1,295,333	1,635,344	-2,108,159	39%	61%

The following provides the adjustments f
or
equity compensation:

Year	SCT Total	SCT Equity Total	Fair Value of Equity Granted during FY at FYE	Change in Value of Prior Awards Unvested at FYE	Change in Value of Prior Awards Vested in FY	Cash Dividends Paid during FY (a)	Equity Value Included in CAP	Total Equity Adjustment
2022	$2,706,259	$1,431,279	$1,588,222	$ -45,074	$ -89,392	$1,082	$1,454,837	$ 23,558
2021	3,976,822	1,115,932	1,289,371	26,497	52,120	1,199	1,369,187	253,256
2020	3,743,503	1,108,663	1,016,334	-422,772	-298,929	1,204	295,837	-812,826

(a)	Certain non-CEO NEOs received cash dividends for awards granted under the applicable plan.
The following provides the adjustments for pension and defined benefit plan compe ns
ation:

Year	SCT Total	SCT Change in Pension Value	CAP Pension Service Cost	Total Pension Benefit Adjustment
2022	$2,706,259	$ 0	$159,109	$ 159,109
2021	3,976,822	588,280	137,741	-450,539
2020	3,743,503	1,462,632	167,299	-1,295,333

(4)
TSR assumes $100 invested on December 31, 2019, including reinvestment of dividends. Peer TSR represents the EEI Index of Investor-owned Electric Utilities, which is the index used to show performance in our Annual Report.

(5)
In calculating CAP, PPL calculated the fair value (or change in fair value) of outstanding, vested and forfeited equity awards in accordance with SEC rules for CAP and computed in a manner consistent with the methodology for financial reporting purposes consistent with U.S. generally accepted accounting principles. For restricted stock units, CAP values are based on a closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price. For performance units (excluding TSR Awards), CAP values are based on the same valuation methodology as restricted stock unit awards above except year-end values are multiplied times the probability of achievement as of each such date. For TSR-based performance units, the fair value is calculated by a Monte Carlo simulation model that considers stock beta, a risk-free interest rate, expected stock volatility and expected life as of the applicable year-end date(s). For more information about PPL’s share-based accounting, see Note 11 of Notes to Consolidated Financial Statements contained in PPL’s Annual Report for the year ended December 31, 2022.

(6)	Corporate EPS as adjusted for compensation purposes. See page 42 for more information on Corporate EPS and its use in our short-term incentive plans.

Company Selected Measure Name	Corporate EPS
Named Executive Officers, Footnote [Text Block]	Average SCT Totals and Average CAP Totals for Non-CEO NEOs include Messrs. Bergstein, Thompson, Dudkin and Ms. Raphael for 2020; Messrs. Bergstein, Dudkin, Thompson, Swift and Ms. Stark for 2021; and Messrs. Bergstein, Dudkin, Crockett and Ms. Stark for 2022.
Peer Group Issuers, Footnote [Text Block]	Peer TSR represents the EEI Index of Investor-owned Electric Utilities, which is the index used to show performance in our Annual Report.
Adjustment To PEO Compensation, Footnote [Text Block]

(1)
SCT Totals and CAP Totals for CEO include Mr. Sorgi, President and Chief Executive
Of
ficer. A reconciliation of total compensation from the Summary Compensation Table to CAP for our CEO is provided in the following tables:

Year	SCT Total for CEO	Total Equity Adjustment	Total Pension Benefit Adjustment	CAP Total for CEO	Total Adjustment	Equity Driven	Pension Driven
2022	$9,146,575	$-129,755	$71,803	$9,088,623	$-57,952	64%	36%
2021	11,356,481	1,778,997	-1,630,841	11,504,637	148,156	52%	48%
2020	7,774,443	-1,160,073	-1,556,732	5,057,638	-2,716,805	43%	57%
The following provides the adjustments for equity compensation:

Year	SCT Total	SCT Equity Total	Fair Value of Equity Granted during FY at FYE	Change in Value of Prior Awards Unvested at FYE	Change in Value of Prior Awards Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2022	$9,146,575	$5,926,933	$6,576,826	$-222,115	$-557,533	$5,797,178	$-129,755
2021	11,356,481	5,111,866	6,926,098	120,260	-155,495	6,890,863	1,778,997
2020	7,774,443	3,514,187	3,653,495	-820,292	-479,089	2,354,114	-1,160,073

The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	SCT Change in Pension Value	CAP Pension Service Cost	Total Pension Benefit Adjustment
2022	$9,146,575	$ 0	$ 71,803	$71,803
2021	11,356,481	2,361,092	730,251	-1,630,841
2020	7,774,443	1,940,207	383,475	-1,556,732
Former CEO Compensation Reconciliation Footnotes

(2)
SCT Totals and CAP Totals for Former CEO include Mr. Spence, Former Chief Executive Officer. A reconciliation of total compensation from the Summary Compensation Table to CAP for our Former CEO is provided in the following tables:

Year	SCT Total for Former CEO	Total Equity Adjustment	Total Pension Benefit Adjustment	CAP Total for Former CEO	Total Adjustment	Equity Driven	Pension Driven
2022
2021
2020	$9,926,113	$-7,744,198	$-1,612,471	$569,444	$-9,356,669	83%	17%
The following provides the adjustments for equity compensation:

Year	SCT Total	SCT Equity Total	Fair Value of Equity Granted during FY at FYE	Change in Value of Prior Awards Unvested at FYE	Change in Value of Prior Awards Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2022
2021
2020	$9,926,113	$5,707,265	$3,054,993	$-2,565,682	$-2,526,244	$-2,036,933	$-7,744,198
The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	SCT Change in Pension Value	CAP Pension Service Cost	Total Pension Benefit Adjustment
2022
2021
2020	$9,926,113	$2,572,270	$959,799	$-1,612,471

Non-PEO NEO Average Total Compensation Amount	$ 2,706,259	$ 3,976,822	$ 3,743,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,888,926	3,779,539	1,635,344
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)
Average SCT Totals and Average CAP Totals for Non-CEO NEOs include Messrs. Bergstein, Thompson, Dudkin and Ms. Raphael for 2020; Messrs. Bergstein, Dudkin, Thompson, Swift and Ms. Stark for 2021; and Messrs. Bergstein, Dudkin, Crockett and Ms. Stark for 2022.

Year	SCT Total for Non- CEO NEOs	Total Equity Adjustment	Total Pension Benefit Adjustment	CAP Total for CEO	Total Adjustment	Equity Driven	Pension Driven
2022	$2,706,259	$ 23,558	$ 159,109	$2,888,926	$ 182,667	13%	87%
2021	3,976,822	253,256	-450,539	3,779,539	-197,283	36%	64%
2020	3,743,503	-812,826	-1,295,333	1,635,344	-2,108,159	39%	61%

The following provides the adjustments f
or
equity compensation:

Year	SCT Total	SCT Equity Total	Fair Value of Equity Granted during FY at FYE	Change in Value of Prior Awards Unvested at FYE	Change in Value of Prior Awards Vested in FY	Cash Dividends Paid during FY (a)	Equity Value Included in CAP	Total Equity Adjustment
2022	$2,706,259	$1,431,279	$1,588,222	$ -45,074	$ -89,392	$1,082	$1,454,837	$ 23,558
2021	3,976,822	1,115,932	1,289,371	26,497	52,120	1,199	1,369,187	253,256
2020	3,743,503	1,108,663	1,016,334	-422,772	-298,929	1,204	295,837	-812,826

(a)	Certain non-CEO NEOs received cash dividends for awards granted under the applicable plan.
The following provides the adjustments for pension and defined benefit plan compe ns
ation:

Year	SCT Total	SCT Change in Pension Value	CAP Pension Service Cost	Total Pension Benefit Adjustment
2022	$2,706,259	$ 0	$159,109	$ 159,109
2021	3,976,822	588,280	137,741	-450,539
2020	3,743,503	1,462,632	167,299	-1,295,333

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
List of Company Selected Measures

The following table highlights PPL’s performance measures that are most closely tied to executive compensation as reported in the Pay
vs. Performance Table above. See page 42 for more information on
Corporate EPS and Operational Goals and how they are utilized in our short-term incentive plans and Annex A for a reconciliation of financial measures presented in accordance with GAAP to non-
GAAP measures used for compensation. See page 42 for more
information on TSR and ROE as well as EG and ESG, newly added measures utilized in our LTI plans.
Most Important Performance Measures (alphabetical ranking)
Corporate Earnings Per Share
Earnings Growth
Environmental, Socal and Governance
Operational Goals
Relative Total Shareowner Return
Return on Equity

Total Shareholder Return Amount	$ 95	94	84
Peer Group Total Shareholder Return Amount	117	116	99
Net Income (Loss)	$ 756,000,000	$ (1,480,000,000)	$ 1,469,000,000
Company Selected Measure Amount	1.41	1.02	2.49
Additional 402(v) Disclosure [Text Block]	As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (CAP) and PPL’s performance for our NEOs, including our principal executive officer. CAP is defined by the SEC and is not used by the Compensation Committee in its pay-for-performance assessments. See the Compensation Discussion and Analysis section for a discussion of PPL’s compensation philosophy, practices and programs.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Earnings Per Share
Non-GAAP Measure Description [Text Block]	Corporate EPS as adjusted for compensation purposes. See page 42 for more information on Corporate EPS and its use in our short-term incentive plans.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Environmental, Socal and Governance
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operational Goals
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareowner Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Mr. Sorgi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,146,575	$ 11,356,481	$ 7,774,443
PEO Actually Paid Compensation Amount	$ 9,088,623	$ 11,504,637	5,057,638
PEO Name	Mr. Sorgi
Mr. Spence [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			9,926,113
PEO Actually Paid Compensation Amount			$ 569,444
PEO Name	Mr. Spence
PEO [Member] | Mr. Sorgi [Member]
Pay vs Performance Disclosure [Table]
Equity Driven	64.00%	52.00%	43.00%
Pension Driven	36.00%	48.00%	57.00%
PEO [Member] | Mr. Sorgi [Member] | Total Equity Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (129,755)	$ 1,778,997	$ (1,160,073)
PEO [Member] | Mr. Sorgi [Member] | Total Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,803	(1,630,841)	(1,556,732)
PEO [Member] | Mr. Sorgi [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,952)	148,156	(2,716,805)
PEO [Member] | Mr. Sorgi [Member] | SCT Equity Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,926,933	5,111,866	3,514,187
PEO [Member] | Mr. Sorgi [Member] | Fair Value of Equity Granted during Fiscal Year At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,576,826	6,926,098	3,653,495
PEO [Member] | Mr. Sorgi [Member] | Change In Value Of Prior Awards Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(222,115)	120,260	(820,292)
PEO [Member] | Mr. Sorgi [Member] | Change In Value Of Prior Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(557,533)	(155,495)	(479,089)
PEO [Member] | Mr. Sorgi [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,797,178	6,890,863	2,354,114
PEO [Member] | Mr. Sorgi [Member] | SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,361,092	1,940,207
PEO [Member] | Mr. Sorgi [Member] | CAP Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 71,803	$ 730,251	$ 383,475
PEO [Member] | Mr. Spence [Member]
Pay vs Performance Disclosure [Table]
Equity Driven			83.00%
Pension Driven			17.00%
PEO [Member] | Mr. Spence [Member] | Total Equity Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (7,744,198)
PEO [Member] | Mr. Spence [Member] | Total Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,612,471)
PEO [Member] | Mr. Spence [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,356,669)
PEO [Member] | Mr. Spence [Member] | SCT Equity Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,707,265
PEO [Member] | Mr. Spence [Member] | Fair Value of Equity Granted during Fiscal Year At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,054,993
PEO [Member] | Mr. Spence [Member] | Change In Value Of Prior Awards Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,565,682)
PEO [Member] | Mr. Spence [Member] | Change In Value Of Prior Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,526,244)
PEO [Member] | Mr. Spence [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,036,933)
PEO [Member] | Mr. Spence [Member] | SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,572,270
PEO [Member] | Mr. Spence [Member] | CAP Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 959,799
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Driven	13.00%	36.00%	39.00%
Pension Driven	87.00%	64.00%	61.00%
Non-PEO NEO [Member] | Total Equity Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 23,558	$ 253,256	$ (812,826)
Non-PEO NEO [Member] | Total Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	159,109	(450,539)	(1,295,333)
Non-PEO NEO [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	182,667	(197,283)	(2,108,159)
Non-PEO NEO [Member] | SCT Equity Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,431,279	1,115,932	1,108,663
Non-PEO NEO [Member] | Fair Value of Equity Granted during Fiscal Year At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,588,222	1,289,371	1,016,334
Non-PEO NEO [Member] | Change In Value Of Prior Awards Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,074)	26,497	(422,772)
Non-PEO NEO [Member] | Change In Value Of Prior Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(89,392)	52,120	(298,929)
Non-PEO NEO [Member] | Cash Dividends Paid During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,082	1,199	1,204
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,454,837	1,369,187	295,837
Non-PEO NEO [Member] | SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	588,280	1,462,632
Non-PEO NEO [Member] | CAP Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 159,109	$ 137,741	$ 167,299